Annual Total Returns - Fidelity® Massachusetts AMT Tax-Free Money Market Fund [BarChart] - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-11 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Retail Class
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	0.02%
Annual Return 2013	0.02%
Annual Return 2014	0.04%
Annual Return 2015	0.06%
Annual Return 2016	0.24%
Annual Return 2017	0.56%
Annual Return 2018	1.13%
Annual Return 2019	1.21%
Annual Return 2020	0.37%
Annual Return 2021	0.02%